SEGMENT REPORTING - Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SEGMENT REPORTING
Total Revenues	¥ 537,402	$ 75,691	¥ 472,085	¥ 485,633
Cost of sales	(614,010)	(86,481)	(624,494)	(542,530)
Gross profit (loss)	(76,608)	$ (10,790)	(152,409)	(56,897)
Total assets	6,053,943		6,004,934		$ 852,680
Network Segment
SEGMENT REPORTING
Total Revenues	218,343		254,442	324,458
Cost of sales	(206,527)		(225,245)	(253,826)
Gross profit (loss)	11,816		29,197	70,632
Hospital
SEGMENT REPORTING
Total Revenues	319,059		217,643	161,175
Cost of sales	(407,483)		(399,249)	(288,704)
Gross profit (loss)	(88,424)		(181,606)	¥ (127,529)
Operation segment
SEGMENT REPORTING
Total assets	6,053,943		6,004,934		852,680
Operation segment | Network Segment
SEGMENT REPORTING
Total assets	1,769,085		2,048,126		249,170
Operation segment | Hospital
SEGMENT REPORTING
Total assets	¥ 4,284,858		¥ 3,956,808		$ 603,510